Advance to suppliers	12 Months Ended
Dec. 31, 2025
Advance To Suppliers
Advance to suppliers

8.	Advance to suppliers

On December 31, 2025, the Company had outstanding balances for advances with domestic and foreign suppliers in the amount of $3,400 ($9,727 on December 31, 2024), for the acquisition of operating consumables.